Summary of significant accounting policies - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 EUR (€) shares
Disclosure Of Significant Accounting Policies [Line Items]
Cash	€ 179,200,000		€ 179,200,000		€ 179,200,000				€ 161,800,000
Cash flows from (used in) operations					€ (45,700,000)		€ (31,600,000)
Sale of ordinary share | shares	40,822,916		40,822,916		40,822,916				33,816,459
Sale of ordinary share					€ 64,084,953		9,535,473
Par value per share | € / shares	€ 0.12		€ 0.12		€ 0.12
Net loss			€ (21,897,873)	€ (12,621,068)	€ (44,528,822)		€ (28,648,098)
Private Placement [member]
Disclosure Of Significant Accounting Policies [Line Items]
Purchase Price Per Share | $ / shares		$ 10.07
Proceeds from issue of ordinary shares	€ 64,100,000	$ 70
Ordinary shares [member]
Disclosure Of Significant Accounting Policies [Line Items]
Sale of ordinary share | shares	40,822,916		40,822,916	33,765,967	40,822,916		33,765,967		33,816,459
Ordinary shares [member] | Private Placement [member]
Disclosure Of Significant Accounting Policies [Line Items]
Sale of ordinary share | shares	6,951,340		6,951,340		6,951,340
Par value per share | (per share)	€ 0.12		€ 0.12		€ 0.12			$ 0.12
Purchase price per ordinary shares | $ / shares						$ 10.07
Proceeds from issue of ordinary shares					€ 64,100,000	$ 70